INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Difference in basis	$ (12,224)	$ (9,965)
Total net deferred tax liabilities	(9,945)	(8,078)
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses (Canada)	657	814
Capital losses (Canada)	171	100
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses	590	492
International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses	$ 861	$ 481